Warrants (Details) - shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Series A-1 redeemable convertible preferred stock ("Series A-1")
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Warrants outstanding		74,784	74,784
Series A-3 redeemable convertible preferred stock ("Series A-3")
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Warrants outstanding		238,189	238,189
Series A-4 redeemable convertible preferred stock ("Series A-4")
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Warrants outstanding	708,493	708,493	719,670
Series 3 Growth redeemable convertible preferred stock -"Series 3 Growth"
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Warrants outstanding		0	478,828
Series 4 Growth redeemable convertible preferred stock -"Series 4 Growth"
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Warrants outstanding			2,419,573
Common Stock Warrant [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Warrants outstanding	522,009	522,009
Warrants and Rights Subject to Mandatory Redemption [Member] | Series A-4 redeemable convertible preferred stock ("Series A-4")
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Warrants outstanding		708,493	719,670
Warrants and Rights Subject to Mandatory Redemption [Member] | Series 3 Growth redeemable convertible preferred stock -"Series 3 Growth"
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Warrants outstanding			478,828